Employee benefits	12 Months Ended
Mar. 31, 2018
Disclosure of defined benefit plans [abstract]
Employee benefits
18. Employee benefits

Total employee benefit expenses, including share-based payments, incurred during the years ended March 31, 2018, 2017 and 2016 amounted to Rs.32,149, Rs.31,069 and Rs.31,174, respectively.

Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the Company has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund. Amounts contributed to the Gratuity Fund are invested in bonds issued by the Government of India and in debt securities and equity securities of Indian companies.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2018, 2017 and 2016 consist of the following:

	For the Year Ended March 31,
	2018		2017		2016
Current service cost	Rs.	252	Rs.	221	Rs.	177
Interest on net defined benefit liability/(asset)		6		14		2
Gratuity cost recognized in income statement	Rs.	258	Rs.	235	Rs.	179

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2018		2017
Present value of funded obligations	Rs.	2,007	Rs.	1,840
Fair value of plan assets		(1,958)		(1,687)
Net defined benefit liability recognized	Rs.	49	Rs.	153

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2018		2017
Defined benefit obligations at the beginning of the year	Rs.	1,840	Rs.	1,540
Current service cost		252		221
Interest on defined obligations		125		114
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(121)		30
Actuarial loss/(gain) due to demographic assumptions		11		(12)
Actuarial loss/(gain) due to experience changes		62		62
Benefits paid		(162)		(115)
Defined benefit obligations at the end of the year	Rs.	2,007	Rs.	1,840

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2018		2017
Fair value of plan assets at the beginning of the year	Rs.	1,687	Rs.	1,303
Employer contributions		313		348
Interest on plan assets		121		99
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(1)		52
Benefits paid		(162)		(115)
Plan assets at the end of the year	Rs.	1,958	Rs.	1,687

Sensitivity Analysis:

	As of March 31, 2018
Defined benefit obligation without effect of projected salary growth	Rs.	1,167
Add: Effect of salary growth		840
Defined benefit obligation with projected salary growth		2,007
Defined benefit obligation, using discount rate minus 50 basis points		2,082
Defined benefit obligation, using discount rate plus 50 basis points		1,936
Defined benefit obligation, using salary growth rate plus 50 basis points		2,081
Defined benefit obligation, using salary growth rate minus 50 basis points		1,937

Summary of the actuarial assumptions: The actuarial assumptions used in accounting for the Gratuity Plan are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2018	2017	2016
Discount rate	7.75%	7.20%	7.80%
Rate of compensation increase	7% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter	10% per annum for the first 2 years and 9% per annum thereafter

The assumptions used to determine gratuity cost:

	For the Year Ended March 31,
	2018	2017	2016
Discount rate	7.20%	7.80%	8.00%
Rate of compensation increase	7% per annum for the first year and 9% per annum thereafter	10% per annum for the first 2 years and 9% per annum thereafter	10% per annum for the first 2 years and 9% per annum thereafter

Contributions: The Company expects to contribute Rs.49 to the Gratuity Plan during the year ending March 31, 2019.

Disaggregation of plan assets: The Gratuity Plan’s weighted-average asset allocation as of March 31, 2018 and 2017, by asset category, was as follows:

	As of March 31,
	2018	2017
Funds managed by insurers	99%	99%
Others	1%	1%

The expected future cash flows in respect of gratuity as at March 31, 2018 were as follows:

Expected contribution	Amount
During the year ended March 31, 2019 (estimated)	Rs.	49

Expected future benefit payments
March 31, 2019		244
March 31, 2020		219
March 31, 2021		212
March 31, 2022		208
March 31, 2023		208
Thereafter		2,951

Pension plan of the Company’s subsidiary, Industrias Quimicas Falcon de Mexico

All employees of the Company’s Mexican subsidiary, Industrias Quimicas Falcon de Mexico (“Falcon”), are entitled to a pension benefit in the form of a defined benefit pension plan. The Falcon pension plan provides for payment to vested employees at retirement or termination of employment. Liabilities in respect of the pension plan are determined by an actuarial valuation, based on which the Company makes contributions to the pension plan fund. This fund is administered by a third party, who is provided guidance by a technical committee formed by senior employees of Falcon.

The components of net pension cost recognized in the income statement for the years ended March 31, 2018, 2017 and 2016 consist of the following:

	For the Year Ended March 31,
	2018		2017		2016
Current service cost	Rs.	12	Rs.	13	Rs.	14
Interest on net defined benefit liability/(asset)		13		12		11
Total cost recognized in income statement	Rs.	25	Rs.	25	Rs.	25

Details of the employee benefits obligation and plan assets are provided below:

	As of March 31,
	2018		2017
Present value of funded obligations	Rs.	243	Rs.	218
Fair value of plan assets		(66)		(60)
Net defined benefit liability recognized	Rs.	177	Rs.	158

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2018		2017
Defined benefit obligations at the beginning of the year	Rs.	218	Rs.	249
Current service cost		12		13
Interest on defined obligations		19		17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(6)		(24)
Actuarial loss/(gain) due to experience changes		0		7
Benefits paid		(8)		(19)
Foreign exchange differences		8		(25)
Defined benefit obligations at the end of the year	Rs.	243	Rs.	218

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2018		2017
Fair value of plan assets at the beginning of the year	Rs.	60	Rs.	61
Employer contributions		8		19
Interest on plan assets		7		6
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(3)		(0)
Benefits paid		(8)		(19)
Foreign exchange differences		2		(7)
Plan assets at the end of the year	Rs.	66	Rs.	60

Sensitivity Analysis:

	As of March 31, 2018
Defined benefit obligation without effect of projected salary growth	Rs.	160
Plus effect of salary growth		83
Defined benefit obligation with projected salary growth		243
Defined benefit obligation, using discount rate minus 50 basis points		254
Defined benefit obligation, using discount rate plus 50 basis points		232
Defined benefit obligation, using salary growth rate plus 50 basis points		255
Defined benefit obligation, using salary growth rate minus 50 basis points		231

Contributions: The Company expects to contribute Rs.36 to the Falcon defined benefit plans during the year ending March 31, 2019.

Summary of the actuarial assumptions: The actuarial assumptions used in accounting for the Falcon defined benefit plans are as follows:

Assumptions used to determine defined benefit obligations:	For the Year Ended March 31,
	2018	2017	2016
Discount rate	9.00%	8.75%	7.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Assumptions used to determine defined benefit cost:

	For the Year Ended March 31,
	2018	2017	2016
Discount rate	8.75%	7.75%	7.50%
Rate of compensation increase	4.50%	4.50%	4.50%

Plan assets: The Falcon pension plan’s weighted-average asset allocation at March 31, 2018 and 2017, by asset category is as follows:

	As of March 31,
	2018	2017
Corporate bonds	51%	51%
Others	49%	49%

The expected future cash flows in respect of post-employment benefit plans in Mexico as at March 31, 2018 were as follows:

Expected contribution	Amount
During the year ended March 31, 2019 (estimated)	Rs.	36

Expected future benefit payments
March 31, 2019		3
March 31, 2020		6
March 31, 2021		8
March 31, 2022		11
March 31, 2023		13
Thereafter		607

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.735, Rs.682 and Rs.574 to the provident fund plan during the years ended March 31, 2018, 2017 and 2016, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.88, Rs.79 and Rs.71 to the superannuation plan during the years ended March 31, 2018, 2017 and 2016, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.212, Rs.231 and Rs.204 to the 401(k) retirement savings plan during the years ended March 31, 2018, 2017 and 2016, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.135, Rs.134 and Rs.156 to the National Insurance during the years ended March 31, 2018, 2017 and 2016, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.1,093 and Rs.855 as at March 31, 2018 and 2017, respectively.

Long term incentive plan

Certain senior management employees of the Company participate in a long term incentive plan which is aimed at rewarding the individual, based on performance of such individual, their business unit/function and the Company as a whole, with significantly higher rewards for superior performances. The total liability recorded by the Company towards this benefit was Rs.622 as at March 31, 2017. The plan ended on March 31, 2017 and the liability has been paid.